Filed Pursuant to Rule 497(e)
1933 Act File No. 333-215588
1940 Act File No. 811-23226

Supplement dated February 9, 2022
to the

TrueShares Technology, AI & Deep Learning ETF
TrueShares ESG Active Opportunities ETF
Prospectus and Statement of Additional Information dated April 30, 2021

TrueShares Structured Outcome (January) ETF
TrueShares Structured Outcome (February) ETF
TrueShares Structured Outcome (March) ETF
TrueShares Structured Outcome (April) ETF
TrueShares Structured Outcome (May) ETF
TrueShares Structured Outcome (June) ETF
TrueShares Structured Outcome (July) ETF
TrueShares Structured Outcome (August) ETF
TrueShares Structured Outcome (September) ETF
TrueShares Structured Outcome (October) ETF
TrueShares Structured Outcome (November) ETF
TrueShares Structured Outcome (December) ETF
Prospectus and Statement of Additional Information dated April 30, 2021

TrueShares Low Volatility Equity Income ETF
Prospectus and Statement of Additional Information dated January 26, 2021

(each, a “Fund”)

This supplement makes the following amendment to disclosures in each Fund’s Prospectus and SAI, as well as information provided in Part C to each Fund’s registration statement.
The address of the Fund’s investment adviser, TrueMark Investments, LLC., (the “Adviser”) is:
433 West Van Buren Street, 1150-E
Chicago, Illinois 60607
All references to the former address of the Adviser (9450 West Bryn Mawr Avenue, Rosemont, Illinois 60018) in each Prospectus and SAI, and Part C to each Fund’s registration statement, are hereby replaced with the new address listed above.

Please retain this Supplement with your Prospectus and SAI for future reference.

Supplement dated February 9, 2022
to the

RiverNorth Volition America Patriot ETF
(the “Fund”)

Prospectus and Statement of Additional Information dated December 29, 2021

This supplement makes the following amendment to disclosures in the Fund’s Prospectus and SAI, as well as information provided in Part C to the Fund’s registration statement.
The address of the Fund’s investment adviser, TrueMark Investments, LLC., (the “Adviser”) is:
433 West Van Buren Street, 1150-E
Chicago, Illinois 60607
All references to the former address of the Adviser (9450 West Bryn Mawr Avenue, Rosemont, Illinois 60018) in the Prospectus and SAI, and Part C to the Fund’s registration statement, are hereby replaced with the new address listed above.

Please retain this Supplement with your Prospectus and SAI for future reference.